INCOME TAX - Current and Deferred Components of Income Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current tax expense	€ (22)	€ (26)	€ (14)
Deferred tax benefit / (expense)	127	(29)	31
Income tax benefit / (expense)	€ 105	€ (55)	€ 17